Comprehensive Income (Loss)-Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive income / (loss) for the period	$ 2,254	$ 18,900
Comprehensive income (loss)	72,867	66,113
Interest rate swaps	(15,574)	(8,862)
Reclassification to Net Income	$ 17,777	21,596
Net settlements on interest rate swaps qualifying for cash flow hedge		(489)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	$ (51)	(51)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals		$ (6,604)